Liability for Future Policy Benefits	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Liability for Future Policy Benefits	LIABILITY FOR FUTURE POLICY BENEFITS
Liability for future policy benefits primarily consists of the following sub-components, which are discussed in greater detail below.

•Benefit reserves;
•Deferred profit liability; and
•Additional insurance reserves

In 2025, the Company recognized a favorable impact to net income attributable to its annual reviews and update of assumptions and other refinements for liability for future policy benefits. The impact was favorable for direct and assumed benefit reserves and DPL, net of the impact of flooring these liabilities at zero for each issue year cohort, primarily due to updates to mortality assumptions in individual life insurance. Additionally, there was a favorable impact for direct and assumed AIR, primarily due to offsetting impacts from updated policyholder behavior assumptions and mortality assumptions on universal life policies.

In 2024, the Company recognized an impact to net income attributable to our annual reviews and update of assumptions and other refinements for liability for future policy benefits. Overall impact is immaterial for direct and assumed benefit reserves and DPL, net of the impact of flooring these liabilities at zero for each issue year cohort. Additionally, for direct and assumed AIR, the Company recognized an unfavorable impact primarily due to updates to policyholder behavior assumptions on universal life policies with secondary guarantees.

In 2023, the Company recognized an impact to net income attributable to the annual reviews and update of assumptions and other refinements for liability for future policy benefits. Overall impact is immaterial for direct and assumed benefit reserves and DPL, net of the impact of flooring these liabilities at zero for each issue year cohort. Additionally, for direct and assumed AIR, the Company recognized an unfavorable impact primarily due to unfavorable model refinements, partially offset by updates to economic assumptions, including expected future rates of returns on universal life policies with secondary guarantees.
Benefit Reserves

The balances of and changes in benefit reserves as of and for the periods indicated consist of the three tables presented below: present value of expected net premiums rollforward, present value of expected future policy benefits rollforward, and net liability for future policy benefits.

	Year Ended December 31, 2025
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$10,414,703	$0	$10,414,703
Effect of cumulative changes in discount rate assumptions, beginning of period	567,443	0	567,443
Balance at original discount rate, beginning of period	10,982,146	0	10,982,146
Effect of assumption update	(207,935)	0	(207,935)
Effect of actual variances from expected experience and other activity	(165,564)	110	(165,454)
Adjusted balance, beginning of period	10,608,647	110	10,608,757
Issuances	785,281	48,472	833,753
Net premiums / considerations collected	(1,301,943)	(48,582)	(1,350,525)
Interest accrual	511,138	0	511,138
Other adjustments(1)	(226,656)	0	(226,656)
Balance at original discount rate, end of period	10,376,467	0	10,376,467
Effect of cumulative changes in discount rate assumptions, end of period	(292,273)	0	(292,273)
Balance, end of period	$10,084,194	$0	$10,084,194

	Year Ended December 31, 2025
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$17,689,399	$238,086	$17,927,485
Effect of cumulative changes in discount rate assumptions, beginning of period	1,091,673	19,442	1,111,115
Balance at original discount rate, beginning of period	18,781,072	257,528	19,038,600
Effect of assumption update	(332,969)	22	(332,947)
Effect of actual variances from expected experience and other activity	(224,159)	4,279	(219,880)
Adjusted balance, beginning of period	18,223,944	261,829	18,485,773
Issuances	785,281	48,472	833,753
Interest accrual	902,570	10,656	913,226
Benefit payments	(1,365,376)	(36,560)	(1,401,936)
Other adjustments(1)	60,282	(186)	60,096
Balance at original discount rate, end of period	18,606,701	284,211	18,890,912
Effect of cumulative changes in discount rate assumptions, end of period	(574,785)	(6,586)	(581,371)
Balance, end of period	$18,031,916	$277,625	$18,309,541
Other, end of period			1,447
Total balance, end of period			$18,310,988
(1)     Includes the impact of recognizing the recapture of certain YRT transactions from Prudential Insurance effective October 1, 2025. See Note 12 for additional information.

	Year Ended December 31, 2025
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$7,947,722	$277,625	$8,225,347
Flooring impact, end of period	566	0	566
Balance, end of period, post-flooring	7,948,288	277,625	8,225,913
Less: Reinsurance recoverables	7,170,499	22,913	7,193,412
Balance after reinsurance recoverables, end of period, post-flooring	$777,789	$254,712	$1,032,501

	Year Ended December 31, 2024
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$10,927,833	$0	$10,927,833
Effect of cumulative changes in discount rate assumptions, beginning of period	225,711	0	225,711
Balance at original discount rate, beginning of period	11,153,544	0	11,153,544
Effect of assumption update	21,466	0	21,466
Effect of actual variances from expected experience and other activity	(219,878)	58	(219,820)
Adjusted balance, beginning of period	10,955,132	58	10,955,190
Issuances	827,606	35,717	863,323
Net premiums / considerations collected	(1,319,501)	(35,775)	(1,355,276)
Interest accrual	511,817	0	511,817
Other adjustments	7,092	0	7,092
Balance at original discount rate, end of period	10,982,146	0	10,982,146
Effect of cumulative changes in discount rate assumptions, end of period	(567,443)	0	(567,443)
Balance, end of period	$10,414,703	$0	$10,414,703

	Year Ended December 31, 2024
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$18,426,207	$228,788	$18,654,995
Effect of cumulative changes in discount rate assumptions, beginning of period	331,571	19,521	351,092
Balance at original discount rate, beginning of period	18,757,778	248,309	19,006,087
Effect of assumption update	21,480	(3,643)	17,837
Effect of actual variances from expected experience and other activity	(259,137)	502	(258,635)
Adjusted balance, beginning of period	18,520,121	245,168	18,765,289
Issuances	827,606	35,717	863,323
Interest accrual	893,983	9,119	903,102
Benefit payments	(1,471,863)	(32,225)	(1,504,088)
Other adjustments	11,225	(251)	10,974
Balance at original discount rate, end of period	18,781,072	257,528	19,038,600
Effect of cumulative changes in discount rate assumptions, end of period	(1,091,673)	(19,442)	(1,111,115)
Balance, end of period	$17,689,399	$238,086	$17,927,485
Other, end of period			1,474
Total balance, end of period			$17,928,959

	Year Ended December 31, 2024
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$7,274,696	$238,086	$7,512,782
Flooring impact, end of period	44	0	44
Balance, end of period, post-flooring	7,274,740	238,086	7,512,826
Less: Reinsurance recoverables	6,753,842	20,516	6,774,358
Balance after reinsurance recoverables, end of period, post-flooring	$520,898	$217,570	$738,468

	Year Ended December 31, 2023
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$10,911,794	$0	$10,911,794
Effect of cumulative changes in discount rate assumptions, beginning of period	554,896	0	554,896
Balance at original discount rate, beginning of period	11,466,690	0	11,466,690
Effect of assumption update	(790)	0	(790)
Effect of actual variances from expected experience and other activity	(200,513)	(989)	(201,502)
Adjusted balance, beginning of period	11,265,387	(989)	11,264,398
Issuances	712,495	36,646	749,141
Net premiums / considerations collected	(1,345,514)	(35,657)	(1,381,171)
Interest accrual	521,176	0	521,176
Balance at original discount rate, end of period	11,153,544	0	11,153,544
Effect of cumulative changes in discount rate assumptions, end of period	(225,711)	0	(225,711)
Balance, end of period	$10,927,833	$0	$10,927,833

	Year Ended December 31, 2023
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$17,835,251	$204,727	$18,039,978
Effect of cumulative changes in discount rate assumptions, beginning of period	962,035	24,876	986,911
Balance at original discount rate, beginning of period	18,797,286	229,603	19,026,889
Effect of assumption update	(1,044)	0	(1,044)
Effect of actual variances from expected experience and other activity	(263,243)	6,991	(256,252)
Adjusted balance, beginning of period	18,532,999	236,594	18,769,593
Issuances	712,495	36,646	749,141
Interest accrual	895,023	8,440	903,463
Benefit payments	(1,386,583)	(33,287)	(1,419,870)
Other adjustments	3,844	(84)	3,760
Balance at original discount rate, end of period	18,757,778	248,309	19,006,087
Effect of cumulative changes in discount rate assumptions, end of period	(331,571)	(19,521)	(351,092)
Balance, end of period	$18,426,207	$228,788	$18,654,995
Other, end of period			1,765
Total balance, end of period			$18,656,760

	Year Ended December 31, 2023
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$7,498,374	$228,788	$7,727,162
Flooring impact, end of period	44	0	44
Balance, end of period, post-flooring	7,498,418	228,788	7,727,206
Less: Reinsurance recoverables	6,817,488	18,489	6,835,977
Balance after reinsurance recoverables, end of period, post-flooring	$680,930	$210,299	$891,229

The following tables provide supplemental information related to the balances of and changes in benefit reserves included in the disaggregated tables above, on a gross (direct and assumed) basis, as of and for the periods indicated:

	Year Ended December 31, 2025
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$22,036,916	$0
Discounted expected future gross premiums (at original discount rate)	$14,871,462	$0
Discounted expected future gross premiums (at current discount rate)	$14,532,537	$0
Undiscounted expected future benefits and expenses	$28,846,500	$380,345
Weighted-average duration of the liability in years (at original discount rate)	9	6
Weighted-average duration of the liability in years (at current discount rate)	9	6
Weighted-average interest rate (at original discount rate)	5.10%	4.20%
Weighted-average interest rate (at current discount rate)	5.27%	5.13%

	Year Ended December 31, 2024
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$21,815,010	$0
Discounted expected future gross premiums (at original discount rate)	$14,889,078	$0
Discounted expected future gross premiums (at current discount rate)	$14,154,658	$0
Undiscounted expected future benefits and expenses	$29,163,241	$346,892
Weighted-average duration of the liability in years (at original discount rate)	10	7
Weighted-average duration of the liability in years (at current discount rate)	9	6
Weighted-average interest rate (at original discount rate)	5.13%	3.94%
Weighted-average interest rate (at current discount rate)	5.59%	5.49%

	Year Ended December 31, 2023
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$21,871,767	$0
Discounted expected future gross premiums (at original discount rate)	$15,027,611	$0
Discounted expected future gross premiums (at current discount rate)	$14,748,999	$0
Undiscounted expected future benefits and expenses	$29,118,532	$332,902
Weighted-average duration of the liability in years (at original discount rate)	10	7
Weighted-average duration of the liability in years (at current discount rate)	10	6
Weighted-average interest rate (at original discount rate)	5.17%	3.70%
Weighted-average interest rate (at current discount rate)	4.99%	4.95%
For additional information regarding observable market information and the techniques used to determine the interest rate assumptions seen above, see Note 2.
For non-participating traditional and limited-payment products, if a cohort is in a loss position where the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for the present value of expected future policy benefits and non-level claim settlement expenses, then the liability for future policy benefits is adjusted at that time, and thereafter such that all changes, both favorable and unfavorable, in expected benefits resulting from both actual experience deviations and changes in future assumptions are recognized immediately as a gain or loss, respectively.

In 2025, there was an immaterial impact to net income for non-participating traditional and limited-payment products, where net premiums exceeded gross premiums for certain issue-year cohorts.

In 2024, there was a $29 million gain in net income for non-participating traditional and limited-payment products, where net premiums exceeded gross premiums for certain issue-year cohorts, which was offset by a $28 million charge, reflecting the impact of ceded reinsurance on the affected cohorts.

In 2023, there was a $31 million gain in net income for non-participating traditional and limited-payment products, where net premiums exceeded gross premiums for certain issue-year cohorts, which was offset by a $30 million charge, reflecting the impact of ceded reinsurance on the affected cohorts.
The balances of and changes in DPL for the years ended December 31, are as follows:

	2025	2024	2023
	Fixed Annuities
	(in thousands)
Balance, beginning of period, post-flooring	$22,939	$14,818	$18,193
Effect of assumption update	(21)	2,110	0
Effect of actual variances from expected experience and other activity	(2,280)	580	(6,978)
Adjusted balance, beginning of period	20,638	17,508	11,215
Profits deferred	4,826	7,070	5,191
Interest accrual	974	729	552
Amortization	(3,052)	(2,345)	(2,129)
Other adjustments	(12)	(23)	(11)
Balance, end of period, post-flooring	23,374	22,939	14,818
Less: Reinsurance recoverables	2,226	1,513	1,365
Balance after reinsurance recoverables, end of period	$21,148	$21,426	$13,453

Additional Insurance Reserves

AIR represents the additional liability for annuitization, death, or other insurance benefits, including guaranteed minimum death benefits ("GMDB") and guaranteed lifetime withdrawal benefit ("GLWB") contract features, that are above and beyond the contractholder's account balance for certain long-duration life and annuity contracts.

The following table shows a rollforward of AIR balances for variable and universal life and fixed annuities products, for the periods indicated, along with a reconciliation to the Company's total AIR balance:

	Year Ended December 31, 2025
	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Balance, including amounts in AOCI, beginning of period, post-flooring	$16,351,052	$0	$16,351,052
Flooring impact and amounts in AOCI	617,186	0	617,186
Balance, excluding amounts in AOCI, beginning of period, pre-flooring	16,968,238	0	16,968,238
Effect of assumption update	(41,977)	0	(41,977)
Effect of actual variances from expected experience and other activity	180,041	70,226	250,267
Adjusted balance, beginning of period	17,106,302	70,226	17,176,528
Assessments collected(1)	1,196,649	68,398	1,265,047
Interest accrual	593,950	2,262	596,212
Benefits paid	(377,813)	0	(377,813)
Other adjustments(2)	430,761	0	430,761
Balance, excluding amounts in AOCI, end of period, pre-flooring	18,949,849	140,886	19,090,735
Flooring impact and amounts in AOCI	(430,105)	(2,011)	(432,116)
Balance, including amounts in AOCI, end of period, post-flooring	18,519,744	138,875	18,658,619
Less: Reinsurance recoverables	18,257,481	0	18,257,481
Balance after reinsurance recoverables, including amounts in AOCI, end of period	$262,263	$138,875	401,138
Other			7,391
Total balance after reinsurance recoverables			$408,529

	Year Ended December 31, 2024
	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Balance, including amounts in AOCI, beginning of period, post-flooring	$14,280,792	$0	$14,280,792
Flooring impact and amounts in AOCI	831,583	0	831,583
Balance, excluding amounts in AOCI, beginning of period, pre-flooring	15,112,375	0	15,112,375
Effect of assumption update	154,058	0	154,058
Effect of actual variances from expected experience and other activity	265,684	0	265,684
Adjusted balance, beginning of period	15,532,117	0	15,532,117
Assessments collected(1)	1,242,684	0	1,242,684
Interest accrual	536,678	0	536,678
Benefits paid	(343,241)	0	(343,241)
Balance, excluding amounts in AOCI, end of period, pre-flooring	16,968,238	0	16,968,238
Flooring impact and amounts in AOCI	(617,186)	0	(617,186)
Balance, including amounts in AOCI, end of period, post-flooring	16,351,052	0	16,351,052
Less: Reinsurance recoverables	16,129,846	0	16,129,846
Balance after reinsurance recoverables, including amounts in AOCI, end of period	$221,206	$0	221,206
Other			0
Total balance after reinsurance recoverables			$221,206

	Year Ended December 31, 2023
	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Balance, including amounts in AOCI, beginning of period, post-flooring	$12,664,445	$0	$12,664,445
Flooring impact and amounts in AOCI	1,269,236	0	1,269,236
Balance, excluding amounts in AOCI, beginning of period, pre-flooring	13,933,681	0	13,933,681
Effect of assumption update	22,910	0	22,910
Effect of actual variances from expected experience and other activity	34,021	0	34,021
Adjusted balance, beginning of period	13,990,612	0	13,990,612
Assessments collected(1)	929,709	0	929,709
Interest accrual	486,253	0	486,253
Benefits paid	(294,199)	0	(294,199)
Balance, excluding amounts in AOCI, end of period, pre-flooring	15,112,375	0	15,112,375
Flooring impact and amounts in AOCI	(831,583)	0	(831,583)
Balance, including amounts in AOCI, end of period, post-flooring	14,280,792	0	14,280,792
Less: Reinsurance recoverables	14,054,600	0	14,054,600
Balance after reinsurance recoverables, including amounts in AOCI, end of period	$226,192	$0	226,192
Other			0
Total balance after reinsurance recoverables			$226,192
(1)     Represents the portion of gross assessments required to fund the future policy benefits.
(2)     Includes the impact of recognizing the recapture of certain YRT transactions from Prudential Insurance effective October 1, 2025. See Note 12 for additional information.

	Year Ended December 31, 2025
	Variable / Universal Life	Fixed Annuities
Weighted-average duration of the liability in years (at original discount rate)	21	21
Weighted-average interest rate (at original discount rate)	3.34%	2.71%

	Year Ended December 31, 2024
	Variable / Universal Life	Fixed Annuities
Weighted-average duration of the liability in years (at original discount rate)	22	N/A
Weighted-average interest rate (at original discount rate)	3.33%	N/A

	Year Ended December 31, 2023
	Variable / Universal Life	Fixed Annuities
Weighted-average duration of the liability in years (at original discount rate)	22	N/A
Weighted-average interest rate (at original discount rate)	3.39%	N/A
Future Policy Benefits Reconciliation

The following table presents the reconciliation of the ending balances from the above rollforwards, benefit reserves, DPL, and AIR, including other liabilities, gross of related reinsurance recoverables, to the total liability for future policy benefits as reported on the Company's Consolidated Statements of Financial Position for the years ended December 31,:

	2025	2024	2023
	(in thousands)
Benefit reserves, end of period, post-flooring	$8,225,913	$7,512,826	$7,727,206
Deferred profit liability, end of period, post-flooring	23,374	22,939	14,818
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring	18,658,619	16,351,052	14,280,792
Subtotal of amounts disclosed above	26,907,906	23,886,817	22,022,816
Other Future policy benefits reserves(1)	1,322,192	1,226,950	1,182,389
Total Future policy benefits	$28,230,098	$25,113,767	$23,205,205
(1)Primarily represents balances for which disaggregated rollforward disclosures are not required, including unpaid claims and claims expenses, and incurred but not reported and in course of settlement claim liabilities.
Revenue and Interest Expense

The following tables present revenue and interest expense related to benefit reserves, DPL, and AIR, as well as related revenue and interest expense not presented in the above supplemental tables, in the Company's Consolidated Statement of Operations for the periods indicated:

	Year Ended December 31, 2025
	Revenues(1)
	Term Life	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$1,815,456	$0	$48,938	$1,864,394
Deferred profit liability	0	0	(436)	(436)
Additional insurance reserves	0	1,765,102	43,484	1,808,586
Total	$1,815,456	$1,765,102	$91,986	$3,672,544

	Year Ended December 31, 2024
	Revenues(1)
	Term Life	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$1,833,017	$0	$43,092	$1,876,109
Deferred profit liability	0	0	(8,121)	(8,121)
Additional insurance reserves	0	2,050,441	0	2,050,441
Total	$1,833,017	$2,050,441	$34,971	$3,918,429

	Year Ended December 31, 2023
	Revenues(1)
	Term Life	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$1,804,955	$0	$41,111	$1,846,066
Deferred profit liability	0	0	3,375	3,375
Additional insurance reserves	0	1,405,696	0	1,405,696
Total	$1,804,955	$1,405,696	$44,486	$3,255,137
(1)Represents gross premiums for benefit reserves; revenue for DPL and gross assessments for AIR.

	Year Ended December 31, 2025
	Interest Expense
	Term Life	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$391,432	$0	$10,656	$402,088
Deferred profit liability	0	0	974	974
Additional insurance reserves	0	593,950	2,261	596,211
Total	$391,432	$593,950	$13,891	$999,273

	Year Ended December 31, 2024
	Interest Expense
	Term Life	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$382,165	$0	$9,119	$391,284
Deferred profit liability	0	0	729	729
Additional insurance reserves	0	536,678	0	536,678
Total	$382,165	$536,678	$9,848	$928,691

	Year Ended December 31, 2023
	Interest Expense
	Term Life	Variable / Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$373,845	$0	$8,440	$382,285
Deferred profit liability	0	0	552	552
Additional insurance reserves	0	486,253	0	486,253
Total	$373,845	$486,253	$8,992	$869,090
MARKET RISK BENEFITS
The following tables show a rollforward of MRB balances for variable and fixed annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	Year Ended December 31, 2025
	Variable Annuities	Fixed Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$2,488,463	$0	$(844,582)	$1,643,881
Effect of cumulative changes in non-performance risk	626,845	0	0	626,845
Balance, beginning of period, before effect of changes in non-performance risk	3,115,308	0	(844,582)	2,270,726
Attributed fees collected	1,008,519	19,936	(232,779)	795,676
Claims paid	(53,926)	0	5,400	(48,526)
Interest accrual	168,951	4,611	(50,303)	123,259
Actual in force different from expected	63,484	(1,554)	(19,029)	42,901
Effect of changes in interest rates	(267,183)	(34,582)	79,628	(222,137)
Effect of changes in equity markets	(1,128,930)	(12,609)	118,797	(1,022,742)
Effect of assumption update and other refinements	120,191	151,000	(23,026)	248,165
Issuances	57,950	28,494	(6,074)	80,370
Other adjustments	29,602	11,615	(22,568)	18,649
Effect of changes in current period counterparty non-performance risk	0	0	(18,039)	(18,039)
Balance, end of period, before effect of changes in non-performance risk	3,113,966	166,911	(1,012,575)	2,268,302
Effect of cumulative changes in non-performance risk	(451,282)	9,531	0	(441,751)
Balance, end of period	$2,662,684	$176,442	$(1,012,575)	$1,826,551

	Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$3,707,407	$0	$(917,792)	$2,789,615
Effect of cumulative changes in non-performance risk	1,067,983	0	0	1,067,983
Balance, beginning of period, before effect of changes in non-performance risk	4,775,390	0	(917,792)	3,857,598
Attributed fees collected	1,095,139	0	(259,099)	836,040
Claims paid	(57,083)	0	5,669	(51,414)
Interest accrual	226,734	0	(56,043)	170,691
Actual in force different from expected	49,864	0	(21,062)	28,802
Effect of changes in interest rates	(1,436,230)	0	277,354	(1,158,876)
Effect of changes in equity markets	(1,660,907)	0	177,329	(1,483,578)
Effect of assumption update and other refinements(1)	82,619	0	3,984	86,603
Issuances	70,965	0	(5,019)	65,946
Other adjustments(1)	(31,183)	0	11,566	(19,617)
Effect of changes in current period counterparty non-performance risk	0	0	(61,469)	(61,469)
Balance, end of period, before effect of changes in non-performance risk	3,115,308	0	(844,582)	2,270,726
Effect of cumulative changes in non-performance risk	(626,845)	0	0	(626,845)
Balance, end of period	$2,488,463	$0	$(844,582)	$1,643,881

	Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$4,550,625	$0	$(422,261)	$4,128,364
Effect of cumulative changes in non-performance risk	1,727,910	0	0	1,727,910
Balance, beginning of period, before effect of changes in non-performance risk	6,278,535	0	(422,261)	5,856,274
Attributed fees collected	1,158,879	0	(246,747)	912,132
Claims paid	(85,898)	0	9,952	(75,946)
Interest accrual	293,205	0	(53,016)	240,189
Actual in force different from expected	79,030	0	(13,338)	65,692
Effect of changes in interest rates	(1,438,873)	0	455,062	(983,811)
Effect of changes in equity markets	(1,845,207)	0	180,953	(1,664,254)
Effect of assumption update and other refinements(1)	235,543	0	(54,067)	181,476
Issuances	29,433	0	7,680	37,113
Other adjustments(1)(2)	70,743	0	(635,011)	(564,268)
Effect of changes in current period counterparty non-performance risk	0	0	(146,999)	(146,999)
Balance, end of period, before effect of changes in non-performance risk	4,775,390	0	(917,792)	3,857,598
Effect of cumulative changes in non-performance risk	(1,067,983)	0	0	(1,067,983)
Balance, end of period	$3,707,407	$0	$(917,792)	$2,789,615
(1)     Prior period amounts have been updated to conform to current presentation.
(2) Other adjustments for December 31, 2023 primarily includes $638 million related to the reinsurance transaction with AuguStar. See Note 12 for additional information.

In 2025, 2024, and 2023, the Company recognized an unfavorable impact to net income attributable to the actuarial assumption update for direct and assumed MRBs, primarily due to updates to policyholder behavior assumptions.

The Company issues certain variable annuity insurance contracts where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, and/or (2) the highest anniversary contract value on a specified date adjusted for any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues indexed annuity contracts for which the return is tied to the return of specific indices where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals upon death. In certain of these indexed annuity contracts, the Company also contractually guarantees to the contractholder withdrawal benefits payable during specific periods.

For guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

The following tables present accompanying information to the rollforward table above.

	December 31, 2025
	Variable Annuities	Fixed Annuities
	($ in thousands)
Net amount at risk(1)	$7,619,998	$513,514
Weighted-average attained age of contractholders	72	68

	December 31, 2024
	Variable Annuities	Fixed Annuities
	($ in thousands)
Net amount at risk(1)	$8,722,499	N/A
Weighted-average attained age of contractholders	71	N/A

	December 31, 2023
	Variable Annuities	Fixed Annuities
	($ in thousands)
Net amount at risk(1)	$9,041,651	N/A
Weighted-average attained age of contractholders	70	N/A
(1)     For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The tables below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2025
	Variable Annuities	Fixed Annuities	Total
	(in thousands)
Direct and assumed	$1,373,383	$2,890	$1,376,273
Ceded	1,279,593	0	1,279,593
Total market risk benefit assets	$2,652,976	$2,890	$2,655,866

Direct and assumed	$4,036,066	$179,332	$4,215,398
Ceded	267,019	0	267,019
Total market risk benefit liabilities	$4,303,085	$179,332	$4,482,417

Net liability	$1,650,109	$176,442	$1,826,551

	December 31, 2024
	Variable Annuities	Fixed Annuities	Total
	(in thousands)
Direct and assumed	$1,492,186	$0	$1,492,186
Ceded	1,145,177	0	1,145,177
Total market risk benefit assets	$2,637,363	$0	$2,637,363

Direct and assumed	$3,980,650	$0	$3,980,650
Ceded	300,594	0	300,594
Total market risk benefit liabilities	$4,281,244	$0	$4,281,244

Net liability	$1,643,881	$0	$1,643,881

	December 31, 2023
	Variable Annuities	Fixed Annuities	Total
	(in thousands)
Direct and assumed	$1,201,945	$0	$1,201,945
Ceded	1,165,298	0	1,165,298
Total market risk benefit assets	$2,367,243	$0	$2,367,243

Direct and assumed	$4,909,352	$0	$4,909,352
Ceded	247,506	0	247,506
Total market risk benefit liabilities	$5,156,858	$0	$5,156,858

Net liability	$2,789,615	$0	$2,789,615